Convertible senior notes	12 Months Ended
Dec. 31, 2022
Convertible senior notes
Convertible senior notes

14. Convertible senior notes

On July 1, 2019, the Company issued US$300 million convertible senior notes (the “Notes”) to several initial purchasers and an additional US$45 million principal amount of the Notes pursuant to the initial purchaser’s option to purchase additional Notes. The Notes are senior, unsecured obligations of the Company, and interest is payable semi-annually in cash at a rate of 1.00% per annum on July 1 and January 1 of each year, beginning on January 1, 2020. The Notes will mature on July 1, 2026 unless repurchased, converted, or redeemed earlier prior to such date.

The net proceeds from the issuance of the Notes were US$334 million (equivalent to RMB 2,290 million at the exchange rates in July 1, 2019), after deducting underwriting discounts and offering expenses of US$11 million (equivalent to RMB 73 million at the exchange rates on July 1, 2019) from the initial proceeds of US$345 million. The underwriting discounts and offering expenses are amortized at an effective interest rate of 2.07% to accrete the discounted carrying value of the Notes to their face value on July 1, 2022, the repurchase date of the Notes.

In 2021 and 2022, the Company repurchased Notes with a principal amount of RMB 133 million and RMB 701 million (US$102 million), with an amortized cost of RMB 131 million and RMB 699 million (US$101 million), for a total cash consideration of RMB 119 million and RMB 689 million (US$100 million), respectively. As a result, the Company recognized a net gain of RMB 12 million and RMB 10 million (US$1 million) from the repurchase that is recorded as interest and investment income, net in the consolidated statements of comprehensive income/(loss). The Company has repurchased all the Notes on July 1, 2022.

As of December 31, 2021 and 2022, the gross carrying amount of the Notes was RMB 685 million and RMB nil (US$ nil), net against unamortized debt discount and offering expenses were RMB 4 million and RMB nil (US$ nil), respectively. The net carrying amount of the liability was RMB 681 million and RMB nil (US$ nil), respectively.